Income Taxes	12 Months Ended
Dec. 31, 2023
Income Taxes
Income Taxes

12.Income Taxes

Income Tax Expenses/ (Benefits)

The expenses/ benefits for income taxes are comprised of the following:

In € thousand	2023	2022	2021
Current income tax charge	(363)	(169)	(556)
Current income tax related to prior years	19	495	(143)
Current taxes	(344)	326	(699)
Deferred taxes	10	—	(10)
Income tax benefits / (expense)	(334)	326	(709)

The income tax expenses/ (benefits) mainly relate to foreign subsidiaries.

At German companies, a corporate tax rate of 15% was used for the calculation of deferred taxes. In addition, a solidarity surcharge of 5.5% on corporate tax and a trade tax rate of 11.73% were taken into account. This resulted in an overall tax rate of 27.55% for German companies, which is also the group tax rate (previous year: 27.55%). At international group companies, the respective country-specific tax rates were used for the calculation of current and deferred taxes.

Tax Rate Reconciliation

The following table presents the reconciliation of expected tax expense and recorded tax expense. Expected tax expense is determined by multiplying consolidated loss before tax from continuing operations by the total group tax rate of 27.55%:

In € thousand	2023	2022	2021
Profit (Loss) before income tax	(388,785)	(253,390)	(410,327)
Income tax rate	27.55%	27.55%	27.55%
Expected income taxes on this	107,110	69,809	113,045
Effects deriving from differences in foreign tax rates	54	9	40
Taxes for prior years	19	495	—
Other non-deductible expenses and taxes	(155)	(59)	(209)
Changes in the realization of deferred tax assets	(72,434)	(76,074)	(67,465)
Other	(34,928)	6,146	(46,120)
Income tax as per consolidated statement of operations	(334)	326	(709)
Effective tax rate in %	(0.1)%	0.1%	(0.2)%

The other effects mainly relate to share-based payments (€10,444 thousand; resulting in a reconciliation effect of (€2,877 thousand)), change in value of warrants (€123,389 thousand; resulting in a reconciliation effect of (€33,994 thousand)), transaction costs deducted for equity (€6,112 thousand; resulting in a reconciliation effect of €1,683 thousand).

The other effects in 2022 mainly relate to share-based payments (€22,817 thousand; resulting in a reconciliation effect of (€6,286 thousand)), fair value adjustments of Reorganization Warrants and RDO & 2022 PIPE Warrants (€29,689 thousand; resulting in a reconciliation effect of €8,179 thousand) and transaction costs deducted from equity (€7,402 thousand; resulting in a reconciliation effect of €2,039 thousand).

The other effects in 2021 mainly relate to expenses resulting from non-cash share listing expense (€111,109 thousand; resulting in a reconciliation effect of €30,610 thousand), equity-settled share-based payments (€40,321 thousand; resulting in a reconciliation effect of €11,108 thousand) and fair value adjustments of the Azul Warrants (€13,030 thousand; resulting in a reconciliation effect of €3,590 thousand) as well as finance income resulting from the embedded derivatives of the convertible loans (€6,351 thousand; resulting in a reconciliation effect of €1,750 thousand) and fair value adjustments of Reorganization warrants (€4,454 thousand; resulting in a reconciliation effect of €1,227 thousand).

Deferred Taxes

Deferred taxes relate to the following:

	Deferred tax assets		Deferred tax liabilities
In € thousand	12/31/2023	12/31/2022	12/31/2023	12/31/2022
Non-current assets	2,669	2,378	3,106	2,913
Intangible assets	2,596	2,341	—	—
Property, plant and equipment	72	37	3,106	2,903
Financial assets	1	—	—	10
Current assets	478	149	—	—
Inventories	475	123	—	—
Receivables and other assets	3	26	—	—
Non-current liabilities	442	446	429	—
Provisions	—	10	—	—
Liabilities	442	436	429	—
Current liabilities	153	138	207	208
Provisions	—	—	—	47
Liabilities	153	138	207	161
Total value	3,742	3,111	3,742	3,121
Netting	(3,742)	(3,111)	(3,742)	(3,111)
Recognition in the consolidated statement of financial position	—	—	—	10

The Group has offset deferred tax asset and liabilities when it has the right to settle on a net basis.

As of December 31, 2023, and 2022, there were the following tax attributes (gross):

In € thousand	12/31/2023	12/31/2022
Corporation tax loss carryforwards	939,479	661,501
Trade tax loss carryforwards	935,268	659,161
Interest carryforwards	10,151	15,348

The reported tax loss and interest carryforwards mainly relate to the German Lilium entities and can be carried forward indefinitely. Tax loss carryforwards in the amount of €56,891 thousand can’t be used during the time of the tax group between Lilium GmbH as controlling entity and Lilium eAircraft GmbH as controlled entity. German minimum taxation rules and interest stripping rules apply. These tax attributes may be subject to restrictions of the German change in ownership rules (Sec. 8c KStG) going forward. The closing of the de-SPAC transaction did not result in the forfeiture of the tax loss carryforwards.

These tax attributes relate to entities that have a history of losses which have been accumulated in the previous years. The respective entities neither have any taxable temporary difference exceeding the deductible temporary differences nor any tax planning opportunities and documentation available that could partly support the recognition of these tax attributes as deferred tax assets. On this basis, the Group has determined that it cannot recognize deferred tax assets on the tax attributes carried forward.

For the following deductible temporary differences and tax loss and interest carryforwards, no deferred tax assets were recognized in the consolidated financial statements:

	Deferred tax assets on
			Interest
	Temporary	Tax	carry
In € thousand	differences	losses	forward	Total
Unrecognized deferred tax assets as of January 1, 2022	13,850	106,264	3,929	124,043
Addition	1,541	75,705	436	77,682
Deductions	—	—	(137)	(137)
Unrecognized deferred tax assets as of December 31, 2022	15,391	181,969	4,228	201,588
Addition	2,676	76,702	—	79,378
Deductions	—	(338)	(1,729)	(2,067)
Unrecognized deferred tax assets as of December 31, 2023	18,067	258,333	2,499	278,899